Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases [Line Items]
Remaining lease terms	5 years
Acquisition of asset under hire purchase		$ 27,120
Minimum [Member]
Leases [Line Items]
Remaining lease terms	1 month
Maximum [Member]
Leases [Line Items]
Remaining lease terms	49 months